Guarantee	12 Months Ended
Dec. 31, 2010
Guarantee [Abstract]
Guarantee
(15) Guarantee
As part of SPN Resources’ acquisition of its oil and gas properties, the Company guaranteed SPN Resources’ performance of its decommissioning liabilities. In accordance with authoritative guidance related to guarantees, the Company has assigned an estimated value of $2.6 million and $2.7 million at December 31, 2010 and 2009, respectively, related to decommissioning performance guarantees, which is reflected in other long-term liabilities. The Company believes that the likelihood of being required to perform these guarantees is remote. In the unlikely event that SPN Resources defaults on the decommissioning liabilities existing at the closing date, the total maximum potential obligation under these guarantees is estimated to be approximately $110.2 million, net of the contractual right to receive payments from third parties, which is approximately $24.6 million, as of December 31, 2010. The total maximum potential obligation will decrease over time as the underlying obligations are fulfilled by SPN Resources.